VY® Invesco Global Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Brazil: 0.2%
240,017	(1)	StoneCo Ltd.	$2,808,199	0.2

		China: 3.8%
815,029	(1),(2)	JD.com, Inc. ADR	47,165,728	3.4
314,500	(1),(3)	Meituan Class B	5,957,869	0.4
			53,123,597	3.8

		Denmark: 2.2%
148,908	(2)	Ambu A/S	2,192,097	0.2
261,450		Novo Nordisk A/S	28,999,026	2.0
			31,191,123	2.2

		France: 8.7%
112,935		Dassault Systemes SE	5,548,373	0.4
61,315		Kering SA	38,710,047	2.8
109,566		LVMH Moet Hennessy Louis Vuitton SE	78,208,547	5.5
			122,466,967	8.7

		Germany: 2.1%
267,599		SAP SE	29,657,660	2.1

		India: 4.6%
8,911,196		DLF Ltd.	44,405,002	3.2
1,071,658		ICICI Bank Ltd. ADR	20,297,203	1.4
			64,702,205	4.6

		Italy: 0.4%
97,923	(1)	Brunello Cucinelli SpA	5,696,805	0.4

		Japan: 10.6%
16,600		Fanuc Ltd.	2,913,465	0.2
83,104		Keyence Corp.	38,535,542	2.7
548,500		Murata Manufacturing Co., Ltd.	36,131,232	2.6
465,300		Nidec Corp.	36,750,826	2.6
270,800		Omron Corp.	18,021,354	1.3
469,200		TDK Corp.	16,927,409	1.2
			149,279,828	10.6

		Netherlands: 4.2%
396,330	(1)	Airbus SE	47,824,798	3.4
18,498		ASML Holding NV	12,360,834	0.8
			60,185,632	4.2

		Sweden: 3.4%
810,823		Assa Abloy AB	21,794,586	1.5
506,504		Atlas Copco AB - A Shares	26,290,583	1.9
			48,085,169	3.4

		Switzerland: 0.9%
13,479		Lonza Group AG	9,766,937	0.7
21,891	(1)	Zur Rose Group AG	3,210,012	0.2
			12,976,949	0.9

		United Kingdom: 0.5%
465,144	(1)	Farfetch Ltd. - Class A	7,032,977	0.5

		United States: 57.9%
129,110	(1)	Adobe, Inc.	58,825,098	4.2
162,505		Agilent Technologies, Inc.	21,504,287	1.5
61,223	(1)	Alphabet, Inc. - Class A	170,282,591	12.0
4,647	(1)	Amazon.com, Inc.	15,148,988	1.1
332,422		Analog Devices, Inc.	54,909,466	3.9
664,616	(1)	Avantor, Inc.	22,477,313	1.6
195,109	(1)	Boston Scientific Corp.	8,641,378	0.6
51,528	(1)	Castle Biosciences, Inc.	2,311,546	0.2
23,873	(1)	Charles River Laboratories International, Inc.	6,779,216	0.5
20,377		Danaher Corp.	5,977,185	0.4
17,523	(1)	Datadog, Inc.	2,654,209	0.2
127,047	(1)	Dun & Bradstreet Holdings, Inc.	2,225,864	0.2
11,431		Ecolab, Inc.	2,018,257	0.1
132,723		Equifax, Inc.	31,468,623	2.2
66,708		Fidelity National Information Services, Inc.	6,698,817	0.5
8,080	(1)	Idexx Laboratories, Inc.	4,420,245	0.3
35,205	(1)	Illumina, Inc.	12,300,627	0.9
173,356		Intuit, Inc.	83,356,499	5.9
28,252	(1)	Intuitive Surgical, Inc.	8,523,063	0.6
48,687	(1)	IQVIA Holdings, Inc.	11,256,921	0.8
2,606		Lam Research Corp.	1,401,012	0.1
32,967	(1)	Marriott International, Inc.	5,793,950	0.4
306,139		Marvell Technology, Inc.	21,953,228	1.6
259,694	(1)	Meta Platforms, Inc.	57,745,558	4.1
61,957		Microsoft Corp.	19,101,963	1.3
32,498		Nvidia Corp.	8,867,404	0.6
43,339	(1)	Omnicell, Inc.	5,611,967	0.4
142,290	(1)	Phathom Pharmaceuticals, Inc.	1,936,567	0.1
199,953	(1)	Qualtrics International, Inc.	5,708,658	0.4
192,476		S&P Global, Inc.	78,949,806	5.6
66,712	(1)	Splunk, Inc.	9,914,070	0.7
184,365		United Parcel Service, Inc. - Class B	39,538,918	2.8
209,936	(1)	Veracyte, Inc.	5,787,936	0.4
97,894		Visa, Inc. - Class A	21,709,952	1.5
21,439	(1)	Walt Disney Co.	2,940,573	0.2
			818,741,755	57.9

	Total Common Stock
	(Cost $615,115,632)		1,405,948,866	99.5

PREFERRED STOCK: 0.0%
		India: 0.0%
2,598,630	(1)	Zee Entertainment Enterprises Ltd.	72,017	0.0

	Total Preferred Stock
	(Cost $335,415)		72,017	0.0

	Total Long-Term Investments
	(Cost $615,451,047)		1,406,020,883	99.5

VY® Invesco Global Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
		Repurchase Agreements: 1.1%
3,748,469	(4)	Bank of America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $3,748,500, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $3,823,438, due 02/01/36-03/01/52)	$3,748,469	0.3
3,748,500	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $3,748,530, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,823,470, due 04/25/22-12/20/71)	3,748,500	0.3
2,102,256	(4)	Citibank N.A., Repurchase Agreement dated 03/31/22, 0.31%, due 04/01/22 (Repurchase Amount $2,102,274, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-6.000%, Market Value plus accrued interest $2,146,063, due 11/30/23-05/15/51)	2,102,256	0.1
3,748,469	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $3,748,500, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $3,823,438, due 04/26/22-03/20/52)	3,748,469	0.3
2,323,301	(4)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $2,323,322, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,369,769, due 01/15/25-02/15/51)	2,323,301	0.1

	Total Repurchase Agreements
	(Cost $15,670,995)		15,670,995	1.1

Shares			Value	Percentage of Net Assets
	Mutual Funds: 0.4%
4,548,381	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%	4,548,381	0.3
434,000	(4),(5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.230%	434,000	0.1
	Total Mutual Funds
	(Cost $4,982,381)		4,982,381	0.4

	Total Short-Term Investments
	(Cost $20,653,376)		20,653,376	1.5

	Total Investments in Securities (Cost $636,104,423)		$1,426,674,259	101.0
	Liabilities in Excess of Other Assets		(13,932,338)	(1.0)
	Net Assets		$1,412,741,921	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2022.

VY® Invesco Global Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Sector Diversification	Percentage of Net Assets
Information Technology	32.2%
Communication Services	16.4
Industrials	14.8
Consumer Discretionary	14.4
Health Care	11.2
Financials	7.0
Real Estate	3.2
Consumer Staples	0.2
Materials	0.1
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(1.0)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock
Brazil	$2,808,199	$–	$–	$2,808,199
China	47,165,728	5,957,869	–	53,123,597
Denmark	–	31,191,123	–	31,191,123
France	–	122,466,967	–	122,466,967
Germany	–	29,657,660	–	29,657,660
India	20,297,203	44,405,002	–	64,702,205
Italy	–	5,696,805	–	5,696,805
Japan	–	149,279,828	–	149,279,828
Netherlands	–	60,185,632	–	60,185,632
Sweden	–	48,085,169	–	48,085,169
Switzerland	–	12,976,949	–	12,976,949
United Kingdom	7,032,977	–	–	7,032,977
United States	818,741,755	–	–	818,741,755
Total Common Stock	896,045,862	509,903,004	–	1,405,948,866
Preferred Stock	72,017	–	–	72,017
Short-Term Investments	4,982,381	15,670,995	–	20,653,376
Total Investments, at fair value	$901,100,260	$525,573,999	$–	$1,426,674,259

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Invesco Global Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $641,358,212.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$815,225,341
Gross Unrealized Depreciation	(30,048,402)

Net Unrealized Appreciation	$785,176,939